Investments - Summary of Investments (Details) - USD ($) $ in Millions	Jul. 01, 2017	Jul. 02, 2016
Schedule of Available-for-sale Securities [Line Items]
Short-term	$ 410.7	$ 460.4
Long-Term	75.1	558.6
Total	485.8	1,019.0
Available-for-sale Securities
Schedule of Available-for-sale Securities [Line Items]
Short-term	408.0	459.4
Long-Term	75.1	98.1
Total	483.1	557.5
Available-for-sale Securities | Commercial Paper
Schedule of Available-for-sale Securities [Line Items]
Short-term	68.8	54.8
Long-Term	0.0	0.0
Total	68.8	54.8
Available-for-sale Securities | Government securities - U.S.
Schedule of Available-for-sale Securities [Line Items]
Short-term	130.4	131.7
Long-Term	0.0	0.0
Total	130.4	131.7
Available-for-sale Securities | Corporate debt securities - U.S.
Schedule of Available-for-sale Securities [Line Items]
Short-term	116.2	161.4
Long-Term	46.9	64.2
Total	163.1	225.6
Available-for-sale Securities | Corporate debt securities - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Short-term	92.6	111.5
Long-Term	28.2	33.9
Total	120.8	145.4
Other Investments | Time deposits
Schedule of Available-for-sale Securities [Line Items]
Short-term	0.6	0.6
Long-Term	0.0	0.0
Total	0.6	0.6
Other Investments | Other
Schedule of Available-for-sale Securities [Line Items]
Short-term	2.1	0.4
Long-Term	0.0	460.5
Total	$ 2.1	$ 460.9